Pensions and other long-term employee benefit plans, Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Actuarial assumptions [Abstract]
Average period of group's liability	13 years 6 months
Percentage of downward adjustment to reflect long term economic forecast	0.0010
Discount rate	1.24%	0.71%
Inflation rate	1.90%	1.62%
Salary increase	3.42%	2.76%
Assets plans break down [Abstract]
Equity instruments (shares)	0.00%	0.00%
Debt instruments (bonds)	0.00%	0.00%
Others	0.00%	0.00%
Insured assets	100.00%	100.00%
Discount Rates [Member]
Sensitivity analysis [Abstract]
Impact of a 25 bps increase or decrease in sensitivity analysis	3.37%
Inflation Rate [member]
Sensitivity analysis [Abstract]
Impact of a 25 bps increase or decrease in sensitivity analysis	0.17%
Salary Increase [Member]
Sensitivity analysis [Abstract]
Impact of a 25 bps increase or decrease in sensitivity analysis	1.19%
Eurozone [Member]
Actuarial assumptions [Abstract]
Inflation rate	2.00%
France [Member]
Actuarial assumptions [Abstract]
Average period of group's liability	14 years
Discount rate	0.90%	0.60%
Inflation rate	1.90%	1.90%
Salary increase	3.12%	3.12%
France [Member] | Discount Rates [Member]
Sensitivity analysis [Abstract]
Impact of a 25 bps increase or decrease in sensitivity analysis	3.51%
France [Member] | Inflation Rate [member]
Sensitivity analysis [Abstract]
Impact of a 25 bps increase or decrease in sensitivity analysis	0.16%
France [Member] | Salary Increase [Member]
Sensitivity analysis [Abstract]
Impact of a 25 bps increase or decrease in sensitivity analysis	3.35%
The Netherlands [Member]
Actuarial assumptions [Abstract]
Average period of group's liability	14 years 8 months 12 days
Discount rate	0.90%	0.70%
Inflation rate	1.90%	1.90%
Salary increase	2.50%	2.50%
The Netherlands [Member] | Discount Rates [Member]
Sensitivity analysis [Abstract]
Impact of a 25 bps increase or decrease in sensitivity analysis	3.67%
The Netherlands [Member] | Inflation Rate [member]
Sensitivity analysis [Abstract]
Impact of a 25 bps increase or decrease in sensitivity analysis	0.00%
The Netherlands [Member] | Salary Increase [Member]
Sensitivity analysis [Abstract]
Impact of a 25 bps increase or decrease in sensitivity analysis	0.02%